Advance to Suppliers (Tables)	12 Months Ended
Dec. 31, 2024
Advance to Suppliers [Abstract]
Schedule of Movement of the Allowance for Doubtful Accounts

Movement of the allowance for doubtful accounts for advance to suppliers is as follows:

	December 31, 2024	December 31, 2023
Balance as of January 1	$3,982,991	$4,186,385
Provisions for doubtful accounts	708,907	(83,874
Changes due to foreign exchange	(108,806)	(119,520)
Balance as of December 31	$4,583,092	$3,982,991